SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for Income taxes	$ 94,992	$ 0	$ 0
Accrued for income tax payments related to activities in Ghana	$ 200,000